OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 5,726	$ 5,168
Deferred charges and prepaid expenses	5,743	3,639
Deposits receivable	504	532
Advances to suppliers	230	357
Hedging asset	1,937	372
Other	615	965
Other accounts receivable and prepaid expenses, Total	$ 14,755	$ 11,033